Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Index Exchange-Traded Funds Prospectus
dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1‑5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange‑Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund is re‑named PIMCO 0‑5 Year High Yield Corporate Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund in the Prospectus are replaced with PIMCO 0‑5 Year High Yield Corporate Bond Exchange-Traded Fund.
Effective October 30, 2026, the first two sentences of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in high yield corporate Fixed Income Instruments. High yield investments include securities (i) rated below investment grade by each of Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofA 0‑5 Year US High Yield Constrained Index (the “Underlying Index”). The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.
Effective October 30, 2026, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe.
Effective October 30, 2026, the fourth‑to‑last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly.
Effective October 30, 2026, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is re‑named PIMCO Investment Grade Corporate Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund in the Prospectus are replaced with PIMCO Investment Grade Corporate Bond Exchange-Traded Fund.
Effective October 30, 2026, the first two sentences of the “Principal Investment Strategies” section of PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in investment grade corporate Fixed Income Instruments. The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the ICE BofA US Corporate Index (the “Underlying Index”), as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.
Effective October 30, 2026, the fourth‑to‑last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is capitalization-weighted and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly.
Effective October 30, 2026, the following is added immediately after the first sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund’s Fund Summary in the Prospectus:
STRIPS are also known as zero‑coupon bonds.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Index Exchange-Traded Funds Prospectus
dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1‑5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange‑Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, the following is added immediately after the first sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund’s Fund Summary in the Prospectus:
STRIPS are also known as zero‑coupon bonds.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Index Exchange-Traded Funds Prospectus
dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1‑5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange‑Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund is re‑named PIMCO 0‑5 Year High Yield Corporate Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund in the Prospectus are replaced with PIMCO 0‑5 Year High Yield Corporate Bond Exchange-Traded Fund.
Effective October 30, 2026, the first two sentences of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in high yield corporate Fixed Income Instruments. High yield investments include securities (i) rated below investment grade by each of Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofA 0‑5 Year US High Yield Constrained Index (the “Underlying Index”). The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.
Effective October 30, 2026, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe.
Effective October 30, 2026, the fourth‑to‑last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Index Exchange-Traded Funds Prospectus
dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO 0‑5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1‑5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange‑Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is re‑named PIMCO Investment Grade Corporate Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund in the Prospectus are replaced with PIMCO Investment Grade Corporate Bond Exchange-Traded Fund.
Effective October 30, 2026, the first two sentences of the “Principal Investment Strategies” section of PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in investment grade corporate Fixed Income Instruments. The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the ICE BofA US Corporate Index (the “Underlying Index”), as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.
Effective October 30, 2026, the fourth‑to‑last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is capitalization-weighted and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly.